Income Taxes - Summary of Reconciliation Between Expenses of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Total loss before income taxes	¥ (224,989)	$ (34,480)	¥ (109,679)	¥ (66,167)
Income tax expense computed at PRC statutory rate	(56,247)	(8,620)	(27,421)
International tax rate differential	8,151	1,249	4,451
Preferential tax rate	21,963	3,366	12,845
Deferred tax items tax rate differential	(23,337)	(3,577)	(10,157)
Research and development super-deduction	(27,455)	(4,208)	(26,910)
Non-deductible expenses	7,132	1,094	12,587
Deferred tax expense	347	53
Recognition of prior year tax loss/ Expired prior year tax loss	3,382	518	(1,939)
Changes in valuation allowance	66,150	10,138	36,706
Income tax expense	¥ 86	$ 13	¥ 162	¥ 30